Consolidated Statements of (Income) Loss - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Expenses
Exploration and evaluation	$ 14,752,416	$ 5,386,333	$ 1,395,645
Assays and analysis	873,408	310,769	152,093
Drilling	4,814,692	980,248	146,886
Environmental	60,957	13,975	0
Equipment rental	623,236	0	1,769
Freight	454,102	79,043	0
Geological, including geophysical	1,751,825	1,074,970	475,380
Graphics	5,846	99,552	0
Helicopter and fuel	2,035,711	910,699	208,347
Property acquisition and assessments costs	141,538	56,699	55,436
Site activities	3,176,489	1,077,369	182,238
Socioeconomic	525,645	274,109	99,527
Technical data	80,005	393,561	63,206
Travel and accommodation	208,962	115,339	10,763
Administration	818,856	616,970	629,974
Legal, accounting and audit	36,854	96,897	45,828
Office and administration	308,828	324,117	416,924
Rent	26,745	14,944	0
Shareholder communication	345,484	140,036	123,925
Travel and accommodation	63,233	9,758	10,763
Trust and regulatory	37,712	31,218	32,534
Equity-settled share-based compensation	264,260	123,578	17,888
Cost recoveries	(14,773,794)	(5,539,024)	(1,350,891)
Property option proceeds	0	0	(260,115)
Gain on sale of mineral property	0	0	(1,934,500)
Loss (income) before other items	1,061,738	587,857	(1,501,999)
Other items
Finance income	(123,727)	(18,694)	(26,904)
Interest expense - director's loans	126,685	100,000	111,354
Other interest and finance charges	285	0	0
Accretion expense - office lease	9,620	10,438	0
Interest income	(15,101)	0	0
Other fee income	(1,154,570)	(409,486)	0
Amortization of Right-of-use asset	20,176	18,493	0
Transaction cost - director's loans	102,554	74,642	57,881
Loss on sales of marketable securities	2,429	0	0
Foreign exchange loss	2,494	562	(1,031)
Net income (loss)	32,583	363,812	(1,360,699)
Other comprehensive loss:
Change in value of marketable securities	167,890	715,125	626,438
Total Other comprehensive (income) loss	$ 200,473	$ 1,078,937	$ (734,261)
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ (0.01)
Weighted average number of common shares outstanding	186,602,894	181,479,873	178,666,081